                         Massachusetts Investors Trust
                   Massachusetts Investors Growth Stock Fund
                            MFS Capital Growth Fund
                            MFS Emerging Growth Fund
                       MFS Gold & Natural Resources Fund
                         MFS Growth Opportunities Fund
                            MFS Managed Sectors Fund
                                  MFS OTC Fund
                               MFS Research Fund
                                 MFS Value Fund
                             MFS Total Return Fund
                               MFS Utilities Fund
                                 MFS Bond Fund
                          MFS Government Mortgage Fund
                         MFS Government Securities Fund
                              MFS High Income Fund
                          MFS Intermediate Income Fund
                           MFS Strategic Income Fund
                      MFS Government Limited Maturity Fund
                           MFS Limited Maturity Fund
                             MFS World Equity Fund
                           MFS World Governments Fund
                             MFS World Growth Fund
                          MFS World Total Return Fund
                        MFS World Asset Allocation Fund
                             MFS Cash Reserve Fund
                        MFS Government Money Market Fund
                             MFS Money Market Fund


                      Supplement to the Current Prospectus

Class A shares of the Fund may be purchased at net asset value by retirement plans whose third party administrators have entered into an agreement with MFS Fund Distributors, Inc. ("MFD") or one or more of its affiliates to perform certain administrative services, subject to certain operational requirements specified from time to time by MFD or its affiliates.

In lieu of the sales commission and service fees normally paid by MFD to broker-dealers of record as described in the Prospectus, MFD has agreed to pay Bear, Stearns & Co. Inc. the following amounts with respect to Class A shares of the Fund purchased through a special retirement plan program offered by a third party administrator: (i) an amount equal to 0.05% per annum of the average daily net assets invested in shares of the Fund pursuant to such program, and (ii) an amount equal to 0.20% of the net asset value of all new purchases of shares of the Fund made through such program, subject to a refund in the event that such shares are redeemed within 36 months.


                The date of this Supplement is February 1, 1995.

                             MFS CASH RESERVE FUND
                         MASSACHUSETTS INVESTORS TRUST
                             MFS TOTAL RETURN FUND
                         MFS ALABAMA MUNICIPAL BOND FUND
                    MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                        MFS ARKANSAS MUNICIPAL BOND FUND
                          MFS GROWTH OPPORTUNITIES FUND
                       MFS CALIFORNIA MUNICIPAL BOND FUND
                            MFS EMERGING GROWTH FUND
                        MFS FLORIDA MUNICIPAL BOND FUND
                             MFS CAPITAL GROWTH FUND
                         MFS GEORGIA MUNICIPAL BOND FUND
                          MFS INTERMEDIATE INCOME FUND
                        MFS LOUISIANA MUNICIPAL BOND FUND
                        MFS GOLD & NATURAL RESOURCES FUND
                        MFS MARYLAND MUNICIPAL BOND FUND
                            MFS MANAGED SECTORS FUND
                      MFS MASSACHUSETTS MUNICIPAL BOND FUND
                                 MFS VALUE FUND
                        MFS MISSISSIPPI MUNICIPAL BOND FUND
                               MFS UTILITIES FUND
                        MFS NEW YORK MUNICIPAL BOND FUND
                                MFS WORLD EQUITY FUND
                     MFS NORTH CAROLINA MUNICIPAL BOND FUND
                            MFS WORLD TOTAL RETURN FUND
                        MFS PENNSYLVANIA MUNICIPAL BOND FUND
                                  MFS BOND FUND
                     MFS SOUTH CAROLINA MUNICIPAL BOND FUND
                             MFS LIMITED MATURITY FUND
                       MFS TENNESSEE MUNICIPAL BOND FUND
                          MFS GOVERNMENT MORTGAGE FUND
                          MFS TEXAS MUNICIPAL BOND FUND
                      MFS GOVERNMENT LIMITED MATURITY FUND
                        MFS VIRGINIA MUNICIPAL BOND FUND
                         MFS GOVERNMENT SECURITIES FUND
                       MFS WASHINGTON MUNICIPAL BOND FUND
                              MFS HIGH INCOME FUND
                      MFS WEST VIRGINIA MUNICIPAL BOND FUND
                             MFS STRATEGIC INCOME FUND
                        MFS MUNICIPAL LIMITED MATURITY FUND
                           MFS WORLD GOVERNMENTS FUND
                             MFS MUNICIPAL BOND FUND
                              MFS WORLD GROWTH FUND
                             MFS MUNICIPAL INCOME FUND
                                  MFS OTC FUND
                                MFS RESEARCH FUND
                         MFS MUNICIPAL HIGH INCOME FUND
                          MFS WORLD ASSET ALLOCATION FUND
                        MFS GOVERNMENT MONEY MARKET FUND
                             MFS MONEY MARKET FUND

                      Supplement to the Current Prospectus

         The following information supplements the disclosure found under the caption "Information Concerning Shares of the Fund - Purchases" in the
Prospectus:

         MFS Fund Distributors, Inc. ("MFD"), the distributor of each of the above-named funds (the "Funds"), has entered into a five-year exclusive marketing agreement with IBAA Financial Services Corporation ("IBFS"), pursuant to which MFD has paid IBFS, as compensation for IBFS' selection of the Funds for its exclusive marketing program, the use of the IBFS name and logo, and the marketing and distribution of the Funds, two initial payments for the first two years of such agreement (I.E. 1993 and 1994) to be used by IBFS for marketing, administrative, legal, registration and other general expenses. Thereafter, as additional compensation for IBFS' marketing and distribution of the Funds, MFD has agreed to pay IBFS an annual amount (subject to a minimum) based upon the value of shares of the Funds for which IBFS acts as broker-dealer of record plus the value of shares of the Funds sold by IBFS during such year.

                    The date of this Supplement is July 18, 1995

MFS Managed Sectors Fund                MFS Growth Opportunities Fund
MFS Emerging Growth Fund                MFS High Income Fund
MFS Capital Growth Fund                 MFS Municipal Bond Fund
MFS Gold & Natural Resources Fund       MFS Research Fund
MFS World Total Return Fund             MFS Value Fund
MFS World Equity Fund                   MFS Bond Fund
MFS Utilities Fund                      MFS Limited Maturity Fund
MFS Strategic Income Fund               MFS Municipal Limited Maturity Fund
MFS Municipal Income Fund               MFS Municipal Series Trust

  Supplement to be affixed to the current Prospectus for distribution in Ohio


Prospective Ohio investors should note the following:

     a) This Prospectus must be delivered to the investor prior to consummation of the sale;

     b) The Fund may invest 15% or more of its assets in the securities of unseasoned issuers and restricted securities, including Rule 144A securities which may have been deemed to be liquid by the Board of Trustees.

                The date of this Supplement is January 1, 1996.

                         MASSACHUSETTS INVESTORS TRUST
                       MFS ALABAMA MUNICIPAL BOND FUND
                  MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                       MFS ARKANSAS MUNICIPAL BOND FUND
                         MFS GOVERNMENT MORTGAGE FUND
                      MFS CALIFORNIA MUNICIPAL BOND FUND
                               MFS OTC FUND
                       MFS FLORIDA MUNICIPAL BOND FUND
                        MFS GROWTH OPPORTUNITIES FUND
                       MFS GEORGIA MUNICIPAL BOND FUND
                            MFS CASH RESERVE FUND
                       MFS LOUISIANA MUNICIPAL BOND FUND
                            MFS CAPITAL GROWTH FUND
                        MFS MARYLAND MUNICIPAL BOND FUND
                         MFS INTERMEDIATE INCOME FUND
                    MFS MASSACHUSETTS MUNICIPAL BOND FUND
                      MFS GOLD & NATURAL RESOURCES FUND
                     MFS MISSISSIPPI MUNICIPAL BOND FUND
                            MFS MANAGED SECTORS FUND
                      MFS NEW YORK MUNICIPAL BOND FUND
                                MFS VALUE FUND
                   MFS NORTH CAROLINA MUNICIPAL BOND FUND
                              MFS UTILITIES FUND
                     MFS PENNSYLVANIA MUNICIPAL BOND FUND
                             MFS WORLD EQUITY FUND
                   MFS SOUTH CAROLINA MUNICIPAL BOND FUND
                          MFS WORLD TOTAL RETURN FUND
                      MFS TENNESSEE MUNICIPAL BOND FUND
                                MFS BOND FUND
                         MFS TEXAS MUNICIPAL BOND FUND
                           MFS LIMITED MATURITY FUND
                       MFS VIRGINIA MUNICIPAL BOND FUND
                     MFS GOVERNMENT LIMITED MATURITY FUND
                      MFS WASHINGTON MUNICIPAL BOND FUND
                         MFS GOVERNMENT SECURITIES FUND
                     MFS WEST VIRGINIA MUNICIPAL BOND FUND
                            MFS HIGH INCOME FUND
                          MFS MUNICIPAL INCOME FUND
                          MFS WORLD GOVERNMENTS FUND
                           MFS STRATEGIC INCOME FUND
                            MFS WORLD GROWTH FUND
                             MFS TOTAL RETURN FUND
                        MFS WORLD ASSET ALLOCATION FUND
                              MFS RESEARCH FUND
                 MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
           MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND

                        Supplement to the Current Prospectus


     During the period from January 2, 1996 through April 15, 1996 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay A. G. Edwards and Sons, Inc. ("A. G. Edwards") 100% of the applicable sales charge on sales of Class A shares of each of the funds listed above (the "Funds") sold by such dealer to shareholders purchasing such Funds through new MFS Individual Retirement Accounts (excluding SEP-IRAs)("Eligible IRAs"). In addition, if a sale of Class A and Class B shares of the Funds by a registered representative of A. G. Edwards to a shareholder purchasing such Funds through an Eligible IRA during the Sales Period is $20,000 or more, MFD will pay A. G. Edwards an additional commission equal to 0.50% of the public offering price of such shares.

         Although municipal bond funds, such as the various MFS single-state and other municipal bond funds listed above, are generally available as an investment choice for an IRA, they may not be suitable for inclusion in an IRA due to their tax-exempt nature. A shareholder should consult his or her financial or tax adviser regarding any such investment.

                The  date of this  Supplement  is  January  1, 1996.

                               MFS VALUE FUND
                          MFS EMERGING GROWTH FUND
                             MFS RESEARCH FUND

                   Supplement to the Current Prospectus


         During the period from January 2, 1996 through February 29, 1996 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Interstate Johnson Lane ("Interstate") 100% of the applicable sales charge on sales of Class A shares of each of the funds listed above (the "Funds") sold by Interstate during the Sales Period. In addition, MFD will pay Interstate an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by Interstate during the Sales Period.

            The  date of this  Supplement  is  January  1, 1996.

                                 MFS VALUE FUND
                            MFS EMERGING GROWTH FUND
                               MFS RESEARCH FUND

                      Supplement to the Current Prospectus



         During the period from January 2, 1996 through February 29, 1996 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay J. C. Bradford & Co. ("J. C. Bradford") 100% of the applicable sales charge on sales of Class A shares of each of the funds listed above (the "Funds") sold by J. C. Bradford during the Sales Period. In addition, MFD will pay J. C. Bradford an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by J. C. Bradford during the Sales Period.

                The date of this Supplement is January 1, 1996.

                                 MFS VALUE FUND
                            MFS EMERGING GROWTH FUND
                               MFS RESEARCH FUND

                      Supplement to the Current Prospectus



         During the period from January 2, 1996 through February 29, 1996 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Sutro & Co., Inc. ("Sutro") 100% of the applicable sales charge on sales of Class A shares of each of the funds listed above (the "Funds") sold by Sutro during the Sales Period. In addition, MFD will pay Sutro an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by Sutro during the Sales Period.

                The date of this Supplement is January 1, 1996.

                                 MFS VALUE FUND
                            MFS EMERGING GROWTH FUND
                               MFS RESEARCH FUND

                      Supplement to the Current Prospectus



         During the period from January 2, 1996 through February 29, 1996 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Dain Bosworth, Inc. ("Dain Bosworth") 100% of the applicable sales charge on sales of Class A shares of each of the funds listed above (the "Funds") sold by Dain Bosworth during the Sales Period. In addition, MFD will pay Dain Bosworth an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by Dain Bosworth during the Sales Period.

                The date of this Supplement is January 1, 1996.

                                 MFS VALUE FUND
                            MFS EMERGING GROWTH FUND
                               MFS RESEARCH FUND

                      Supplement to the Current Prospectus



         During the period from January 2, 1996 through February 29, 1996 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Morgan Keegan & Company, Inc. ("Morgan Keegan") 100% of the applicable sales charge on sales of Class A shares of each of the funds listed above (the "Funds") sold by Morgan Keegan during the Sales Period. In addition, MFD will pay Morgan Keegan an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by Morgan Keegan during the Sales Period.

                The date of this Supplement is January 1, 1996.

                                 MFS VALUE FUND
                            MFS EMERGING GROWTH FUND
                               MFS RESEARCH FUND

                      Supplement to the Current Prospectus



         During the period from January 2, 1996 through February 29, 1996 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Robert W. Baird & Co., Inc. ("Robert W. Baird") 100% of the applicable sales charge on sales of Class A shares of each of the funds listed above (the "Funds") sold by Robert W. Baird during the Sales Period. In addition, MFD will pay Robert W. Baird an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by Robert
W. Baird during the Sales Period.

                The date of this Supplement is January 1, 1996.

                                 MFS VALUE FUND
                            MFS EMERGING GROWTH FUND
                               MFS RESEARCH FUND

                      Supplement to the Current Prospectus



         During the period from January 2, 1996 through February 29, 1996 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Piper Jaffray, Inc. ("Piper Jaffray") 100% of the applicable sales charge on sales of Class A shares of each of the funds listed above (the "Funds") sold by Piper Jaffray during the Sales Period. In addition, MFD will pay Piper Jaffray an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by Piper Jaffray during the Sales Period.

                The date of this Supplement is January 1, 1996.

                                 MFS VALUE FUND
                            MFS EMERGING GROWTH FUND
                               MFS RESEARCH FUND

                      Supplement to the Current Prospectus



         During the period from January 2, 1996 through February 29, 1996 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Roney & Co. ("Roney") 100% of the applicable sales charge on sales of Class A shares of each of the funds listed above (the "Funds") sold by Roney during the Sales Period. In addition, MFD will pay Roney an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by Roney during the Sales Period.

                The date of this Supplement is January 1, 1996.

                                 MFS VALUE FUND
                            MFS EMERGING GROWTH FUND
                               MFS RESEARCH FUND

                      Supplement to the Current Prospectus



         During the period from January 2, 1996 through February 29, 1996 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Alex Brown & Sons, Inc. ("Alex Brown") 100% of the applicable sales charge on sales of Class A shares of each of the funds listed above (the "Funds") sold by Alex Brown during the Sales Period. In addition, MFD will pay Alex Brown an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by Alex Brown during the Sales Period.

                The date of this Supplement is January 1, 1996.

MFS CASH RESERVE FUND                     MFS/FOREIGN & COLONIAL INTERNATIONAL
MFS TOTAL RETURN FUND                       GROWTH FUND
MASSACHUSETTS INVESTORS GROWTH STOCK FUND MASSACHUSETTS INVESTORS TRUST
MFS GROWTH OPPORTUNITIES FUND             MFS ALABAMA MUNICIPAL BOND FUND
MFS EMERGING GROWTH FUND                  MFS ARKANSAS MUNICIPAL BOND FUND
MFS CAPITAL GROWTH FUND                   MFS CALIFORNIA MUNICIPAL BOND FUND
MFS INTERMEDIATE INCOME FUND              MFS FLORIDA MUNICIPAL BOND FUND
MFS GOLD & NATURAL RESOURCES FUND         MFS GEORGIA MUNICIPAL BOND FUND
MFS MANAGED SECTORS FUND                  MFS LOUISIANA MUNICIPAL BOND FUND
MFS VALUE FUND                            MFS MARYLAND MUNICIPAL BOND FUND
MFS UTILITIES FUND                        MFS MASSACHUSETTS MUNICIPAL BOND FUND
MFS WORLD EQUITY FUND                     MFS MISSISSIPPI MUNICIPAL BOND FUND
MFS WORLD TOTAL RETURN FUND               MFS NEW YORK MUNICIPAL BOND FUND
MFS BOND FUND                             MFS NORTH CAROLINA MUNICIPAL BOND FUND
MFS LIMITED MATURITY FUND                 MFS PENNSYLVANIA MUNICIPAL BOND FUND
MFS GOVERNMENT MORTGAGE FUND              MFS SOUTH CAROLINA MUNICIPAL BOND FUND
MFS GOVERNMENT LIMITED MATURITY FUND      MFS TENNESSEE MUNICIPAL BOND FUND
MFS GOVERNMENT SECURITIES FUND            MFS TEXAS MUNICIPAL BOND FUND
MFS HIGH INCOME FUND                      MFS VIRGINIA MUNICIPAL BOND FUND
MFS STRATEGIC INCOME FUND                 MFS WASHINGTON MUNICIPAL BOND FUND
MFS WORLD GOVERNMENTS FUND                MFS WEST VIRGINIA MUNICIPAL BOND FUND
MFS WORLD GROWTH FUND                     MFS MUNICIPAL LIMITED MATURITY FUND
MFS OTC FUND                              MFS MUNICIPAL BOND FUND
MFS MUNICIPAL HIGH INCOME FUND            MFS MUNICIPAL INCOME FUND
MFS GOVERNMENT MONEY MARKET FUND          MFS RESEARCH FUND
MFS/FOREIGN & COLONIAL EMERGING MARKETS   MFS WORLD ASSET ALLOCATION FUND
   EQUITY FUND                            MFS MONEY MARKET FUND
MFS/FOREIGN & COLONIAL INTERNATIONAL
   GROWTH AND INCOME FUND

                       SUPPLEMENT TO THE CURRENT PROSPECTUS

     During the period from January 1, 1996 through April 30, 1996 (the "Sales Period") (unless extended by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor), MFD will incur, on behalf of H. D. Vest Investment Securities, Inc., the initial ticket charge of $15 with respect to purchases of shares of any MFS fund made through VESTADVISOR accounts. MFD will not incur such charge with respect to redemptions or repurchases of fund shares, exchanges of fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.

                 The date of this Supplement is January 1, 1996

                               MFS RESEARCH FUND

                      Supplement to the Current Prospectus



         During the period from January 15, 1996 through February 29, 1996 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Royal Alliance Associates, Inc. ("Royal Alliance") an additional commission equal to 1.00% of the net asset value of all of the Class A and Class B shares of the Fund sold by Royal Alliance during the Sales Period.

                The date of this Supplement is January 15, 1996.

                               MFS RESEARCH FUND

                      Supplement to the Current Prospectus



         During the period from January 15, 1996 through February 29, 1996 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay FSC Securities Corporation ("FSC") an additional commission equal to 1.00% of the net asset value of all of the Class A and Class B shares of the Fund sold by FSC during the Sales Period.

                The date of this Supplement is January 15, 1996.

                               MFS RESEARCH FUND

                      Supplement to the Current Prospectus



         During the period from January 15, 1996 through February 29, 1996 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Invest 100% of the applicable sales charge on sales of Class A shares of the Fund sold by Invest during the Sales Period.

                The date of this Supplement is January 15, 1996.

                            MFS MANAGED SECTORS FUND
                       MFS CALIFORNIA MUNICIPAL BOND FUND
                             MFS CASH RESERVE FUND
                        MFS FLORIDA MUNICIPAL BOND FUND
                        MFS WORLD ASSET ALLOCATION FUND
                        MFS GEORGIA MUNICIPAL BOND FUND
                            MFS EMERGING GROWTH FUND
                       MFS LOUISIANA MUNICIPAL BOND FUND
                            MFS CAPITAL GROWTH FUND
                        MFS MARYLAND MUNICIPAL BOND FUND
                       MFS GOLD & NATURAL RESOURCES FUND
                     MFS MASSACHUSETTS MUNICIPAL BOND FUND
                          MFS INTERMEDIATE INCOME FUND
                      MFS MISSISSIPPI MUNICIPAL BOND FUND
                              MFS HIGH INCOME FUND
                        MFS NEW YORK MUNICIPAL BOND FUND
                         MFS MUNICIPAL HIGH INCOME FUND
                     MFS NORTH CAROLINA MUNICIPAL BOND FUND
                             MFS MONEY MARKET FUND
                      MFS PENNSYLVANIA MUNICIPAL BOND FUND
                        MFS GOVERNMENT MONEY MARKET FUND
                     MFS SOUTH CAROLINA MUNICIPAL BOND FUND
                            MFS MUNICIPAL BOND FUND
                       MFS TENNESSEE MUNICIPAL BOND FUND
                                  MFS OTC FUND
                         MFS TEXAS MUNICIPAL BOND FUND
                             MFS TOTAL RETURN FUND
                        MFS VIRGINIA MUNICIPAL BOND FUND
                               MFS RESEARCH FUND
                       MFS WASHINGTON MUNICIPAL BOND FUND
                           MFS STRATEGIC INCOME FUND
                     MFS WEST VIRGINIA MUNICIPAL BOND FUND
                             MFS WORLD GROWTH FUND
                           MFS MUNICIPAL INCOME FUND
                                 MFS BOND FUND
                         MFS GROWTH OPPORTUNITIES FUND
                           MFS LIMITED MATURITY FUND
                         MFS GOVERNMENT SECURITIES FUND
                      MFS MUNICIPAL LIMITED MATURITY FUND
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                          MFS GOVERNMENT MORTGAGE FUND
                      MFS GOVERNMENT LIMITED MATURITY FUND
                MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                         MASSACHUSETTS INVESTORS TRUST
          MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                          MFS WORLD TOTAL RETURN FUND
              MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                               MFS UTILITIES FUND
                        MFS ALABAMA MUNICIPAL BOND FUND
                             MFS WORLD EQUITY FUND
                        MFS ARKANSAS MUNICIPAL BOND FUND
                           MFS WORLD GOVERNMENTS FUND
                                 MFS VALUE FUND

                      Supplement to the Current Prospectus


MFS Fund Distributors, Inc. ("MFD"), the distributor of each of the above-named Funds, may pay Commonwealth Equity Services (on behalf of registered representatives of Century Financial Services) additional compensation based on gross commissionable sales by such representatives of shares of the above-named Funds and of MFS Regatta Gold and MFS Regatta-New York annuity contracts made during the period January 8, 1996 through March 22, 1996 (unless extended by
MFD), as follows: for sales levels between $500,000 and $999,999, a $500 charge card gift check; and for sales of $1,000,000 or more, a $1,000 charge card gift check.

                 The date of this Supplement is January 8, 1996

                               MFS RESEARCH FUND

                      Supplement to the Current Prospectus



         During the period from January 22, 1996 through February 29, 1996 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Southtrust Investment Services, Inc. ("Southtrust") 100% of the applicable sales charge on sales of Class A shares of the Fund sold by Southtrust during the Sales Period. In addition, MFD will pay Southtrust an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by Southtrust during the Sales Period.

                The date of this Supplement is January 22, 1996.

                              MFS RESEARCH FUND

                     Supplement to the Current Prospectus



         During the period from January 22, 1996 through February 29, 1996 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay National Financial Services Corp. ("National") (on behalf of registered representatives of Oriental Financial Services Corp. ("Oriental")) 100% of the applicable sales charge on sales of Class A shares of the Fund initiated by Oriental during the Sales Period. In addition, MFD will pay National (on behalf of Oriental) an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by National (on behalf of Oriental) during the Sales Period.

               The date of this Supplement is January 22, 1996.
                            MFS Managed Sectors Fund
                        MFS Alabama Municipal Bond Fund
                        MFS World Asset Allocation Fund
                        MFS Arkansas Municipal Bond Fund
                            MFS Emerging Growth Fund
                       MFS California Municipal Bond Fund
                            MFS Capital Growth Fund
                        MFS Florida Municipal Bond Fund
                       MFS Gold & Natural Resources Fund
                        MFS Georgia Municipal Bond Fund
                          MFS Intermediate Income Fund
                       MFS Louisiana Municipal Bond Fund
                              MFS High Income Fund
                        MFS Maryland Municipal Bond Fund
                            MFS Municipal Bond Fund
                     MFS Massachusetts Municipal Bond Fund
                                  MFS OTC Fund
                      MFS Mississippi Municipal Bond Fund
                             MFS Total Return Fund
                        MFS New York Municipal Bond Fund
                               MFS Research Fund
                     MFS North Carolina Municipal Bond Fund
                          MFS World Total Return Fund
                      MFS Pennsylvania Municipal Bond Fund
                               MFS Utilities Fund
                     MFS South Carolina Municipal Bond Fund
                             MFS World Equity Fund
                       MFS Tennessee Municipal Bond Fund
                           MFS World Governments Fund
                         MFS Texas Municipal Bond Fund
                                 MFS Value Fund
                        MFS Virginia Municipal Bond Fund
                           MFS Strategic Income Fund
                       MFS Washington Municipal Bond Fund
                             MFS World Growth Fund
                     MFS West Virginia Municipal Bond Fund
                                 MFS Bond Fund
                           MFS Municipal Income Fund
                           MFS Limited Maturity Fund
                         MFS Growth Opportunities Fund
                      MFS Municipal Limited Maturity Fund
                         MFS Government Securities Fund
                          MFS Government Mortgage Fund
                   Massachusetts Investors Growth Stock Fund
                MFS/Foreign & Colonial International Growth Fund
                      MFS Government Limited Maturity Fund
          MFS/Foreign & Colonial International Growth and Income Fund
                         Massachusetts Investors Trust
              MFS/Foreign & Colonial Emerging Markets Equity Fund


                      Supplement to the Current Prospectus


         During the period from February 1, 1996 through April 30, 1996 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Franklin Financial Services Corporation ("Franklin") an additional commission equal to 1.00% of the net asset value of all of the Class A and Class B shares of each of the funds listed above (the "Funds") sold by such dealer to shareholders purchasing such Funds through MFS Individual Retirement Accounts (excluding SEP-IRAs) ("Eligible IRAs"). A Letter of Acceptance with respect to the transfer of funds into such Eligible IRA must be received by MFS Service Center, Inc. (the "Shareholder Servicing Agent") during the Sales Period, and the Shareholder Servicing Agent must receive the proceeds representing such transfer by May 31, 1996, in order for the dealer to receive the above-described commission.

         Although municipal bond funds, such as the various MFS single-state and other municipal bond funds listed above, are generally available as an investment choice for an IRA, they may not be suitable for inclusion in an IRA due to their tax-exempt nature. A shareholder should consult his or her financial or tax adviser regarding any such investment.

                The date of this Supplement is February 1, 1996.

                    MASSACHUSETTS FINANCIAL SERVICES COMPANY
            500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                                  617 954-5000


                                            January 31, 1996



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re: MFS Series Trust V (the "Trust") (File No. 2-38613); on behalf of MFS Research Fund

Ladies and Gentlemen:

         Pursuant to Rule 497(e) of the General Rules and Regulations under the Securities Act of 1933, as amended, transmitted herewith are copies of the following in connection with Post-Effective Amendment No. 41 on behalf of the above-named Trust, which was filed electronically via Edgar on January 26, 1996:

         (1) A special offering Supplement dated February 1, 1995 to the Current Prospectus regarding Bear, Stearns & Co.;

         (2) A special offering Supplement dated July 18, 1995 to the Current Prospectus regarding IBAA Financial Services Corporation;

         (3) A Supplement dated January 1, 1996 to the Current Prospectus for distribution in Ohio;

         (4) A special offering Supplement dated January 1, 1996 to the Current Prospectus regarding A. G. Edwards and Sons, Inc.;

         (5) A special offering Supplement dated January 1, 1996 to the Current Prospectus regarding Interstate Johnson Lane;

         (6) A special offering Supplement dated January 1, 1996 to the Current Prospectus regarding J. C. Bradford & Co.;

         (7) A special offering Supplement dated January 1, 1996 to the Current Prospectus regarding Sutro & Co., Inc.;

         (8) A special offering Supplement dated January 1, 1996 to the Current Prospectus regarding Dain Bosworth, Inc.;

         (9) A special offering Supplement dated January 1, 1996 to the Current Prospectus regarding Morgan Keegan & Company, Inc.

         (10) A special offering Supplement dated January 1, 1996 to the Current Prospectus regarding Robert W. Baird & Co., Inc.;

         (11) A special offering Supplement dated January 1, 1996 to the Current Prospectus regarding Piper Jaffray, Inc.;

         (12) A special offering Supplement dated January 1, 1996 to the Current Prospectus regarding Roney & Co.;

         (13) A special offering Supplement dated January 1, 1996 to the Current Prospectus regarding Alex Brown & Sons, Inc.;

         (14) A special offering Supplement dated January 1. 1996 to the Current Prospectus regarding H. D. Vest Investment Securities, Inc.;

         (15) A special offering Supplement dated January 8, 1996 to the Current Prospectus regarding Century Financial Services; and

         (16) A special offering Supplement dated January 15, 1996 to the Current Prospectus regarding Royal Alliance Associates, Inc.;

         (17) A special offering Supplement dated January 15, 1996 to the Current Prospectus regarding FSC Securities Corporation;

         (18) A special offering Supplement dated January 15, 1996 to the Current Prospectus regarding Invest;

         (19) A special offering Supplement dated January 22, 1996 to the Current Prospectus regarding Southtrust Investment Services, Inc.;

         (20) A special offering Supplement dated January 22, 1996 to the Current Prospectus regarding National Financial Services Corp.; and

         (22) A special offering Supplement dated February 1, 1996 to the Current Prospectus regarding Franklin Financial Services Corporation.

         If you have any questions concerning the foregoing, please call the undersigned at (617) 954-5406.

                                            Very truly yours,


                                            SHARON JULIUS-DOUCETTE
                                            Sharon Julius-Doucette
                                            Legal Product Specialist

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